STATEMENT OF CHANGES IN STOCKHOLDERS' (DEFICIENCY)/EQUITY (USD $)	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Notes Receivable Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Nov. 01, 1995	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Nov. 01, 1995	0	0	0
Issuance of common stock for cash	0	4,588	0	2,388,728	0	0	0	2,393,316
Issuance of common stock for cash (in shares)	0	4,587,764	0
Costs related to issuance of common stock (including private placement)	0	0	0	(10,252)	0	0	0	(10,252)
Founders Shares transferred for services rendered	0	0	0	330,025	0	0	0	330,025
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(693,448)	0	(693,448)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(4,017)	(4,017)
Total Comprehensive Income (Loss)						(693,448)	(4,017)	(697,465)
Balance at Jul. 31, 1996	0	4,588	0	2,708,501	0	(693,448)	(4,017)	2,015,624
Balance (in shares) at Jul. 31, 1996	0	4,587,764	0
Issuance of common stock for cash	0	4,412	0	2,916,181	0	0	0	2,920,593
Issuance of common stock for cash (in shares)	0	4,412,354	0
Costs related to issuance of common stock (including private placement)	0	0	0	(135,381)	0	0	0	(135,381)
Founders Shares transferred for services rendered	0	0	0	23,481	0	0	0	23,481
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(1,379,024)	0	(1,379,024)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	3,543	3,543
Total Comprehensive Income (Loss)						(1,379,024)	3,543	(1,375,481)
Balance at Jul. 31, 1997	0	9,000	0	5,512,782	0	(2,072,472)	(474)	3,448,836
Balance (in shares) at Jul. 31, 1997	0	9,000,118	0
Shares issued pursuant to reverse merger and acquisition	0	1,105	0	(1,105)	0	0	0	0
Shares issued pursuant to reverse merger and acquisition (in shares)	0	1,105,000	0
Issuance of common stock for cash	0	1,174	0	2,931,959	0	0	0	2,933,133
Issuance of common stock for cash (in shares)	0	1,173,253	0
Issuance of common stock in exchange for services rendered	0	458	0	572,727	0	0	0	573,185
Issuance of common stock in exchange for services rendered (in shares)	0	458,901	0
Issuance of warrants in exchange for services rendered	0	0	0	534,000	0	0	0	534,000
Exercise of warrants for cash	0	234	0	15,374	0	0	0	15,608
Exercise of warrants for cash (in shares)	0	234,000	0
Issuance of stock	1	0	0	99	0	0	0	100
Issuance of stock (in shares)	1,000	0	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(4,663,604)	0	(4,663,604)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(198,959)	(198,959)
Total Comprehensive Income (Loss)						(4,663,604)	(198,959)	(4,862,563)
Balance at Jul. 31, 1998	1	11,971	0	9,565,836	0	(6,736,076)	(199,433)	2,642,299
Balance (in shares) at Jul. 31, 1998	1,000	11,971,272	0
Repurchase of common stock and adjustment for exercise of warrants recorded	0	(324)	0	(2,530,301)	0	0	0	(2,530,625)
Repurchase of common stock and adjustment for exercise of warrants recorded (in shares)	0	(323,920)	0
Issuance of common stock for cash	0	1,791	0	7,797,248	0	0	0	7,799,039
Issuance of common stock for cash (in shares)	0	1,790,814	0
Redemption of Stock	0	(15)	0	(119,051)	0	0	0	(119,066)
Redemption of Stock (in shares)	0	(15,357)	0
Issuance of common stock in exchange for services rendered	0	314	0	1,349,861	0	0	0	1,350,175
Issuance of common stock in exchange for services rendered (in shares)	0	314,488	0
Issuance of warrants in exchange for services rendered	0	0	0	1,054,374	0	0	0	1,054,374
Issuance of stock options in exchange for services rendered	0	0	0	92,500	0	0	0	92,500
Stock adjustment	0	1	0	(1)	0	0	0	0
Stock adjustment (in shares)	0	714	0
Exercise of warrants for cash	0	389	0	1,941,484	0	0	0	1,941,873
Exercise of warrants for cash (in shares)	0	388,375	0
Exercise of warrants and stock options in exchange for note receivable	0	95	0	473,787	(473,882)	0	0	0
Exercise of warrants and stock options in exchange for note receivable (in shares)	0	94,776	0
Issuance of stock	0	13	0	66,967	0	0	0	66,980
Issuance of stock (in shares)	0	13,396	0
Reduction of note receivable in exchange for services rendered	0	0	0	0	38,979	0	0	38,979
Exercise of warrants for shares tendered	0	506	0	2,530,119	0	0	0	2,530,625
Exercise of warrants for shares tendered (in shares)	0	506,125	0
Cost of warrants redeemed for cash	0	0	0	(3,769)	0	0	0	(3,769)
Cost related to warrant redemption, June 1999	0	0	0	(135,431)	0	0	0	(135,431)
Costs related to issuance of common stock (including private placement)	0	0	0	(1,179,895)	0	0	0	(1,179,895)
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(6,239,602)	0	(6,239,602)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	1,393	1,393
Total Comprehensive Income (Loss)						(6,239,602)	1,393	(6,238,209)
Balance at Jul. 31, 1999	1	14,741	0	20,903,728	(434,903)	(12,975,678)	(198,040)	7,309,849
Balance (in shares) at Jul. 31, 1999	1,000	14,740,683	0
Repurchase of common stock and adjustment for exercise of warrants recorded	0	(2)	0	2	0	0	0	0
Repurchase of common stock and adjustment for exercise of warrants recorded (in shares)	0	(2,300)	0
Issuance of common stock for cash	0	2	0	14,998	0	0	0	15,000
Issuance of common stock for cash (in shares)	0	2,500	0
Issuance of common stock for cash pursuant to private placement	0	1,513	0	8,248,509	0	0	0	8,250,022
Issuance of common stock for cash pursuant to private placement (in shares)	0	1,512,259	0
Issuance of common stock in exchange for services rendered	0	12	0	66,288	0	0	0	66,300
Issuance of common stock in exchange for services rendered (in shares)	0	12,400	0
Granting of stock options for services rendered	0	0	0	1,065,650	0	0	0	1,065,650
Granting of warrants for services rendered	0	0	0	355,500	0	0	0	355,500
Exercise of warrants for cash	0	61	0	386,190	0	0	0	386,251
Exercise of warrants for cash (in shares)	0	60,791	0
Reduction of note receivable in exchange for services rendered	0	0	0	0	384,903	0	0	384,903
Accrued interest on note receivable	0	0	0	0	(4,118)	0	0	(4,118)
Costs related to issuance of common stock (including private placement)	0	0	0	(605,799)	0	0	0	(605,799)
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(8,841,047)	0	(8,841,047)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	32,514	32,514
Total Comprehensive Income (Loss)						(8,841,047)	32,514	(8,808,533)
Balance at Jul. 31, 2000	1	16,327	0	30,435,066	(54,118)	(21,816,725)	(165,526)	8,415,025
Balance (in shares) at Jul. 31, 2000	1,000	16,326,333	0
Issuance of common stock for cash pursuant to private placement	0	3,749	0	40,258,264	0	0	0	40,262,013
Issuance of common stock for cash pursuant to private placement (in shares)	0	3,749,262	0
Issuance of common stock in exchange for services rendered	0	67	0	675,185	0	0	0	675,252
Issuance of common stock in exchange for services rendered (in shares)	0	66,784	0
Issuance of warrants in exchange for equity line agreement	0	0	0	3,406,196	0	0	0	3,406,196
Cashless exercise of warrants	0	12	0	(12)	0	0	0	0
Cashless exercise of warrants (in shares)	0	11,718	0
Granting of stock options for services rendered	0	0	0	1,466,900	0	0	0	1,466,900
Issuance of warrants in exchange for services rendered	0	0	0	19,134	0	0	0	19,134
Exercise of warrants for cash	0	312	0	2,256,170	0	0	0	2,256,482
Exercise of warrants for cash (in shares)	0	312,668	0
Exercise of warrants and stock options in exchange for note receivable	0	50	0	249,950	(250,000)	0	0	0
Exercise of warrants and stock options in exchange for note receivable (in shares)	0	50,000	0
Accrued interest on note receivable	0	0	0	0	(10,182)	0	0	(10,182)
Costs related to issuance of common stock (including private placement)	0	0	0	(2,924,939)	0	0	0	(2,924,939)
Issuance of common stock as employee compensation	0	8	0	100,548	0	0	0	100,556
Issuance of common stock as employee compensation (in shares)	0	8,650	0
Issuance of common stock pursuant to litigation settlement	0	2	0	21,096	0	0	0	21,098
Issuance of common stock pursuant to litigation settlement (in shares)	0	2,832	0
Exercise of stock options for cash	0	148	0	744,852	0	0	0	745,000
Exercise of stock options for cash (in shares)	0	147,500	0
Shares issued for Anti-Dilution Provisions	0	6	0	53,450	0	0	0	53,456
Shares issued for Anti-Dilution Provisions(in shares)	0	5,779	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(27,097,210)	0	(27,097,210)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(81,341)	(81,341)
Total Comprehensive Income (Loss)						(27,097,210)	(81,341)	(27,178,551)
Balance at Jul. 31, 2001	1	20,681	0	76,761,860	(314,300)	(48,913,935)	(246,867)	27,307,440
Balance (in shares) at Jul. 31, 2001	1,000	20,681,526	0
Issuance of warrants in exchange for services rendered	0	0	0	202,328	0	0	0	202,328
Issuance of stock options in exchange for services rendered	0	0	0	157,387	0	0	0	157,387
Accrued interest on note receivable	0	0	0	0	(22,585)	0	0	(22,585)
Issuance of common stock as employee compensation	0	11	0	71,161	0	0	0	71,172
Issuance of common stock as employee compensation (in shares)	0	10,800	0
Preferred stock dividend paid	0	0	0	0	0	(720,900)	0	(720,900)
Exercise of stock options for cash	0	5	0	27,495	0	0	0	27,500
Exercise of stock options for cash (in shares)	0	5,000	0
Purchase of Treasury Stock for cash	0	0	(395,531)	0	0	0	0	(395,531)
Purchase of Treasury Stock for cash (in shares)	0	0	(96,500)
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(13,693,034)	0	(13,693,034)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(71,185)	(71,185)
Total Comprehensive Income (Loss)						(13,693,034)	(71,185)	(13,764,219)
Balance at Jul. 31, 2002	1	20,697	(395,531)	77,220,231	(336,885)	(63,327,869)	(318,052)	12,862,592
Balance (in shares) at Jul. 31, 2002	1,000	20,697,326	(96,500)
Receipt of restricted shares of common stock as settlement for executive loan	0	0	(1,126,157)	0	0	0	0	(1,126,157)
Receipt of restricted shares of common stock as settlement for executive loan (in shares)	0	0	(592,716)
Issuance of common stock for cash pursuant to private placement	0	3,593	0	4,361,657	0	0	0	4,365,250
Issuance of common stock for cash pursuant to private placement (in shares)	0	3,592,968	0
Issuance of common stock in exchange for services rendered	0	100	0	132,900	0	0	0	133,000
Issuance of common stock in exchange for services rendered (in shares)	0	100,000	0
Cashless exercise of warrants	0	16	0	(16)	0	0	0	0
Cashless exercise of warrants (in shares)	0	16,379	0
Issuance of warrants in exchange for services rendered	0	0	0	988,550	0	0	0	988,550
Issuance of stock options in exchange for services rendered	0	0	0	171,360	0	0	0	171,360
Exercise of warrants for cash	0	1,531	0	2,294,971	0	0	0	2,296,502
Exercise of warrants for cash (in shares)	0	1,531,001	0
Accrued interest on note receivable	0	0	0	0	(23,113)	0	0	(23,113)
Costs related to issuance of common stock (including private placement)	0	0	0	(235,568)	0	0	0	(235,568)
Issuance of common stock as employee compensation	0	10	0	20,665	0	0	0	20,675
Issuance of common stock as employee compensation (in shares)	0	9,850	0
Preferred stock dividend paid	0	0	0	0	0	(764,154)	0	(764,154)
Exercise of stock options for cash	0	70	0	111,230	0	0	0	111,300
Exercise of stock options for cash (in shares)	0	70,000	0
Purchase of Treasury Stock for cash	0	0	(88,338)	0	0	0	0	(88,338)
Purchase of Treasury Stock for cash (in shares)	0	0	(53,000)
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(13,261,764)	0	(13,261,764)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	406,830	406,830
Total Comprehensive Income (Loss)						(13,261,764)	406,830	(12,854,934)
Balance at Jul. 31, 2003	1	26,017	(1,610,026)	85,065,980	(359,998)	(77,353,787)	88,778	5,856,965
Balance (in shares) at Jul. 31, 2003	1,000	26,017,524	(742,216)
Shares issued pursuant to reverse merger and acquisition	0	2,780	0	4,639,777	0	0	0	4,642,557
Shares issued pursuant to reverse merger and acquisition (in shares)	0	2,779,974	0
Cost of stock options to be assumed in conjunction with merger	0	0	0	154,852	0	0	0	154,852
Issuance of common stock for cash pursuant to private placement	0	5,275	0	7,258,727	0	0	0	7,264,002
Issuance of common stock for cash pursuant to private placement (in shares)	0	5,272,916	0
Redemption of Stock	0	(742)	1,610,026	(1,609,284)	0	0	0	0
Redemption of Stock (in shares)	0	(742,216)	742,216
Issuance of common stock in exchange for services rendered	0	776	0	1,346,099	0	0	0	1,346,875
Issuance of common stock in exchange for services rendered (in shares)	0	775,000	0
Granting of stock options for services rendered	0	0	0	151,433	0	0	0	151,433
Issuance of warrants in exchange for services rendered	0	0	0	27,000	0	0	0	27,000
Accrued interest on note receivable	0	0	0	0	(24,805)	0	0	(24,805)
Costs related to issuance of common stock (including private placement)	0	0	0	(109,262)	0	0	0	(109,262)
Issuance of common stock as employee compensation	0	8	0	13,089	0	0	0	13,097
Issuance of common stock as employee compensation (in shares)	0	8,850	0
Variable accounting non-cash compensation expense	0	0	0	45,390	0	0	0	45,390
Preferred stock dividend paid	0	0	0	0	0	(810,003)	0	(810,003)
Exercise of stock options for cash	0	150	0	126,490	0	0	0	126,640
Exercise of stock options for cash (in shares)	0	150,400	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(18,362,583)	0	(18,362,583)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	207,593	207,593
Total Comprehensive Income (Loss)						(18,362,583)	207,593	(18,154,990)
Balance at Jul. 31, 2004	1	34,264	0	97,110,291	(384,803)	(96,526,373)	296,371	529,751
Balance (in shares) at Jul. 31, 2004	1,000	34,262,448	0
Issuance of common stock in exchange for services rendered	0	1,207	0	1,125,317	0	0	0	1,126,524
Issuance of common stock in exchange for services rendered (in shares)	0	1,207,207	0
Granting of stock options for services rendered	0	0	0	92,755	0	0	0	92,755
Cancellation of common stock	0	(75)	0	(137,925)	0	0	0	(138,000)
Cancellation of common stock (in shares)	0	(75,000)	0
Issuance of warrants in conjunction with financing	0	0	0	110,200	0	0	0	110,200
Issuance of warrants in exchange for services rendered	0	0	0	455,000	0	0	0	455,000
Issuance of warrants in conjunction with convertible debentures	0	0	0	4,191,759	0	0	0	4,191,759
Value of beneficial conversion feature on convertible debentures	0	0	0	2,998,032	0	0	0	2,998,032
Conversion of Preferred Stock	0	534	0	14,309,523	0	0	0	14,310,057
Conversion of Preferred Stock (in shares)	0	534,085	0
Issuance of common stock as repayment of principal and interest due	0	1,988	0	1,309,841	0	0	0	1,311,829
Issuance of common stock as repayment of principal and interest due (in shares)	0	1,988,371	0
Issuance of common stock in connection with conversion of convertible securities	0	1,976	0	1,478,268	0	0	0	1,480,244
Issuance of common stock in connection with conversion of convertible securities (in shares)	0	1,975,881	0
Issuance of common stock in satisfaction of accounts payable	0	1,861	0	1,524,465	0	0	0	1,526,326
Issuance of common stock in satisfaction of accounts payable (in shares)	0	1,861,374	0
Granting of stock options in exchange for outstanding liabilities	0	0	0	1,332,052	0	0	0	1,332,052
Issuance of common stock in conjunction with financing	0	171	0	139,829	0	0	0	140,000
Issuance of common stock in conjunction with financing (in shares)	0	170,732	0
Accrued interest on note receivable	0	0	0	0	(6,300)	0	0	(6,300)
Write-off of uncollectible notes receivable - common stock	0	0	0	0	391,103	0	0	391,103
Issuance of common stock as employee compensation	0	9	0	4,919	0	0	0	4,928
Issuance of common stock as employee compensation (in shares)	0	8,800	0
Variable accounting non-cash compensation expense	0	0	0	0	0	0	0	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(24,001,735)	0	(24,001,735)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	272,478	272,478
Total Comprehensive Income (Loss)						(24,001,735)	272,478	(23,729,257)
Balance at Jul. 31, 2005	1	41,935	0	126,044,326	0	(120,528,108)	568,849	6,127,003
Balance (in shares) at Jul. 31, 2005	1,000	41,933,898	0
Issuance of common stock as repayment of monthly amortization payments due	0	3,029	0	4,052,244	0	0	0	4,055,273
Issuance of common stock as repayment of monthly amortization payments due (in shares)	0	3,027,958	0
Issuance of common stock for cash pursuant to private placement	0	3,415	0	6,996,589	0	0	0	7,000,004
Issuance of common stock for cash pursuant to private placement (in shares)	0	3,414,636	0
Issuance of common stock in exchange for services rendered	0	562	0	698,971	0	0	0	699,533
Issuance of common stock in exchange for services rendered (in shares)	0	563,684	0
Cashless exercise of warrants	0	8	0	(8)	0	0	0	0
Cashless exercise of warrants (in shares)	0	8,179	0
Issuance of common stock in satisfaction of deposit	0	204	0	255,377	0	0	0	255,581
Issuance of common stock in satisfaction of deposit (in shares)	0	204,465	0
Issuance of warrants in conjunction with financing	0	0	0	210,300	0	0	0	210,300
Issuance of warrants in exchange for services rendered	0	0	0	172,450	0	0	0	172,450
Issuance of warrants in conjunction with convertible debentures	0	0	0	6,732,660	0	0	0	6,732,660
Value of beneficial conversion feature on convertible debentures	0	0	0	6,354,496	0	0	0	6,354,496
Issuance of common stock in connection with conversion of convertible securities	0	17,064	0	25,318,448	0	0	0	25,335,512
Issuance of common stock in connection with conversion of convertible securities (in shares)	0	17,064,582	0
Issuance of common stock in satisfaction of accounts payable	0	165	0	121,088	0	0	0	121,253
Issuance of common stock in satisfaction of accounts payable (in shares)	0	165,323	0
Issuance of common stock in conjunction with financing	0	662	0	618,805	0	0	0	619,467
Issuance of common stock in conjunction with financing (in shares)	0	661,399	0
Exercise of warrants for cash	0	37,106	0	39,299,959	0	0	0	39,337,065
Exercise of warrants for cash (in shares)	0	37,106,449	0
Issuance of common stock as employee compensation	0	895	0	1,544,609	0	0	0	1,545,504
Issuance of common stock as employee compensation (in shares)	0	895,115	0
Exercise of stock options for cash	0	2,352	0	3,239,404	0	0	0	3,241,756
Exercise of stock options for cash (in shares)	0	2,352,672	0
Issuance of warrants as exercise inducement	0	0	0	21,437,909	0	0	0	21,437,909
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(67,967,204)	0	(67,967,204)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	185,232	185,232
Total Comprehensive Income (Loss)						(67,967,204)	185,232	(67,781,972)
Balance at Jul. 31, 2006	1	107,397	0	243,097,627	0	(188,495,312)	754,081	55,463,794
Balance (in shares) at Jul. 31, 2006	1,000	107,398,360	0
Issuance of common stock as repayment of monthly amortization payments due	0	320	0	560,237	0	0	0	560,557
Issuance of common stock as repayment of monthly amortization payments due (in shares)	0	320,266	0
Redemption of Stock	(1)	0	0	(99)	0	0	0	(100)
Redemption of Stock (in shares)	(1,000)	0	0
Issuance of common stock in exchange for services rendered	0	613	0	1,041,899	0	0	0	1,042,512
Issuance of common stock in exchange for services rendered (in shares)	0	611,359	0
Cancellation of common stock	0	(150)	0	150	0	0	0	0
Cancellation of common stock (in shares)	0	(150,000)	0
Issuance of warrants in exchange for services rendered	0	0	0	266,400	0	0	0	266,400
Issuance of common stock in connection with conversion of convertible securities	0	168	0	286,985	0	0	0	287,153
Issuance of common stock in connection with conversion of convertible securities (in shares)	0	168,172	0
Exercise of warrants for cash	0	100	0	124,900	0	0	0	125,000
Exercise of warrants for cash (in shares)	0	100,000	0
Issuance of common stock as employee compensation	0	882	0	1,399,694	0	0	0	1,400,576
Issuance of common stock as employee compensation (in shares)	0	881,561	0
Exercise of stock options for cash	0	286	0	301,646	0	0	0	301,932
Exercise of stock options for cash (in shares)	0	286,800	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(23,504,958)	0	(23,504,958)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	127,726	127,726
Total Comprehensive Income (Loss)						(23,504,958)	127,726	(23,377,232)
Balance at Jul. 31, 2007	0	109,616	0	247,079,439	0	(212,000,270)	881,807	36,070,592
Balance (in shares) at Jul. 31, 2007	0	109,616,518	0
Repurchase of common stock and adjustment for exercise of warrants recorded	0	(326)	0	(378,130)	0	0	0	(378,456)
Repurchase of common stock and adjustment for exercise of warrants recorded (in shares)	0	(326,255)	0
Issuance of common stock in exchange for services rendered	0	881	0	1,528,758	0	0	0	1,529,639
Issuance of common stock in exchange for services rendered (in shares)	0	881,444	0
Issuance of restricted common stock to officers as employee compensation	0	550	0	(550)	0	0	0	0
Issuance of restricted common stock to officers as employee compensation (in shares)	0	550,000	0
Issuance of warrants in exchange for services rendered	0	0	0	52,500	0	0	0	52,500
Issuance of warrants in conjunction with convertible debentures	0	0	0	10,646,218	0	0	0	10,646,218
Value of beneficial conversion feature on convertible debentures	0	0	0	8,768,946	0	0	0	8,768,946
Issuance of common stock as employee compensation	0	870	0	996,540	0	0	0	997,410
Issuance of common stock as employee compensation (in shares)	0	869,896	0
Stock-based compensation - officers stock options	0	0	0	749,971	0	0	0	749,971
Option repricing costs	0	0	0	14,500	0	0	0	14,500
Exercise of stock options for cash	0	401	0	391,389	0	0	0	391,790
Exercise of stock options for cash (in shares)	0	401,000	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(36,228,991)	0	(36,228,991)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	32,688	32,688
Total Comprehensive Income (Loss)						(36,228,991)	32,688	(36,196,303)
Balance at Jul. 31, 2008	0	111,992	0	269,849,581	0	(248,229,261)	914,495	22,646,807
Balance (in shares) at Jul. 31, 2008	0	111,992,603	0
Issuance of common stock as repayment of monthly amortization payments due	0	46,590	0	14,444,105	0	0	0	14,490,695
Issuance of common stock as repayment of monthly amortization payments due (in shares)	0	46,590,801	0
Issuance of common stock for cash pursuant to private placement	0	32,583	0	15,420,651	0	0	0	15,453,234
Issuance of common stock for cash pursuant to private placement (in shares)	0	32,582,030	0
Issuance of common stock in exchange for services rendered	0	3,368	0	1,533,068	0	0	0	1,536,436
Issuance of common stock in exchange for services rendered (in shares)	0	3,367,891	0
Cashless exercise of warrants	0	9,909	0	(9,909)	0	0	0	0
Cashless exercise of warrants (in shares)	0	9,908,583	0
Issuance of common stock as repayment of principal and interest due	0	1,598	0	502,388	0	0	0	503,986
Issuance of common stock as repayment of principal and interest due (in shares)	0	1,598,472	0
Warrant modification costs	0	0	0	3,198,604	0	0	0	3,198,604
Issuance of common stock in connection with conversion of convertible securities	0	4,914	0	1,616,789	0	0	0	1,621,703
Issuance of common stock in connection with conversion of convertible securities (in shares)	0	4,914,251	0
Issuance of common stock in satisfaction of accounts payable	0	982	0	437,715	0	0	0	438,697
Issuance of common stock in satisfaction of accounts payable (in shares)	0	982,382	0
Issuance of stock options in exchange for services rendered	0	0	0	11,000	0	0	0	11,000
Exercise of warrants for cash	0	330	0	108,839	0	0	0	109,169
Exercise of warrants for cash (in shares)	0	330,817	0
Issuance of common stock as employee compensation	0	262	0	100,740	0	0	0	101,002
Issuance of common stock as employee compensation (in shares)	0	260,984	0
Stock-based compensation - officers stock options	0	0	0	131,545	0	0	0	131,545
Exercise of stock options for cash	0	100	0	55,900	0	0	0	56,000
Exercise of stock options for cash (in shares)	0	100,000	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(45,812,228)	0	(45,812,228)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(262,908)	(262,908)
Total Comprehensive Income (Loss)						(45,812,228)	(262,908)	(46,075,136)
Balance at Jul. 31, 2009	0	212,628	0	307,401,016	0	(294,041,489)	651,587	14,223,742
Balance (in shares) at Jul. 31, 2009	0	212,628,814	0
Effect of the initial adoption of accounting for down-round provision	0	0	0	(13,844,822)		(5,981,043)		(19,825,865)
Exercise of warrants classified as derivatives	0	0	0	10,020,557	0	0	0	10,020,557
Issuance of common stock for cash pursuant to private placement	0	35,871	0	20,864,419	0	0	0	20,900,290
Issuance of common stock for cash pursuant to private placement (in shares)	0	35,870,513	0
Issuance of common stock in exchange for services rendered	0	3,064	0	1,752,139	0	0	0	1,755,203
Issuance of common stock in exchange for services rendered (in shares)	0	3,060,659	0
Cashless exercise of warrants	0	7,636	0	(7,635)	0	0	0	1
Cashless exercise of warrants (in shares)	0	7,635,626	0
Issuance of warrants in exchange for services rendered	0	0	0	591,000	0	0	0	591,000
Issuance of common stock in satisfaction of accounts payable	0	5,432	0	3,007,164	0	0	0	3,012,596
Issuance of common stock in satisfaction of accounts payable (in shares)	0	5,431,373	0
Issuance of stock options in exchange for services rendered	0	0	0	107,744	0	0	0	107,744
Exercise of warrants for cash	0	4,770	0	1,569,292	0	0	0	1,574,062
Exercise of warrants for cash (in shares)	0	4,769,885	0
Option modification costs	0	0	0	875,773	0	0	0	875,773
Issuance of common stock as employee compensation	0	203	0	100,799	0	0	0	101,002
Issuance of common stock as employee compensation (in shares)	0	202,745	0
Stock-based compensation - officers stock options	0	0	0	781,865	0	0	0	781,865
Exercise of stock options for cash (in shares)								0
Comprehensive Income (Loss):
Net loss	0	0	0			(25,279,940)		(25,279,940)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	132,596	132,596
Total Comprehensive Income (Loss)						(25,279,940)	132,596	(25,147,344)
Balance at Jul. 31, 2010	0	269,600	0	333,219,309	0	(325,302,472)	784,183	8,970,620
Balance (in shares) at Jul. 31, 2010	0	269,599,615	0
Issuance of common stock for cash pursuant to private placement	0	16,776	0	506,688	0	0	0	523,464
Issuance of common stock for cash pursuant to private placement (in shares)	0	16,776,000	0
Issuance of common stock in exchange for services rendered	0	5,701	0	1,918,305	0	0	0	1,924,006
Issuance of common stock in exchange for services rendered (in shares)	0	5,700,096	0
Cashless exercise of warrants	0	998	0	(998)	0	0	0	0
Cashless exercise of warrants (in shares)	0	998,118	0
Conversion of Preferred Stock	0
Conversion of Preferred Stock (in shares)	2,575
Issuance of common stock in connection with conversion of convertible securities	0	10,910	0	336,850	0	0	0	347,760
Issuance of common stock in connection with conversion of convertible securities (in shares)	(1,288)	10,909,748	0
Issuance of common stock in satisfaction of accounts payable	0	3,551	0	1,107,315	0	0	0	1,110,866
Issuance of common stock in satisfaction of accounts payable (in shares)	0	3,551,955	0
Issuance of stock options in exchange for services rendered	0	0	0	787,226	0	0	0	787,226
Issuance of common stock as employee compensation	0	408	0	100,592	0	0	0	101,000
Issuance of common stock as employee compensation (in shares)	0	407,484	0
Preferred stock dividend paid	0	0	0		0	(766,417)	0	(766,417)
Stock-based compensation - officers stock options	0	0	0	149,239	0	0	0	149,239
Exercise of stock options for cash	0	577	0	0	0	0	0	577
Exercise of stock options for cash (in shares)	0	576,752	0					(576,752)
Comprehensive Income (Loss):
Net loss	0	0	0		0	(21,675,867)	0	(21,675,867)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	85,392	85,392
Total Comprehensive Income (Loss)						(21,675,867)	85,392	(21,590,475)
Balance at Jul. 31, 2011	0	308,520	0	338,124,525	0	(347,744,756)	869,575	(8,442,136)
Balance (in shares) at Jul. 31, 2011	1,287	308,519,768	0
Issuance of common stock in exchange for services rendered	0	5,401	0	694,044	0	0	0	699,445
Issuance of common stock in exchange for services rendered (in shares)	0	5,401,722	0
Cashless exercise of warrants	0	20,460	0	7,210,274	0	0	0	7,230,734
Cashless exercise of warrants (in shares)	0	20,459,431	0
Conversion of Preferred Stock	0	8,580	0	(8,580)	0	0	0	0
Conversion of Preferred Stock (in shares)	713	8,580,002	0
Issuance of common stock as repayment of principal and interest due	0	17,299	0	467,891	0	0	0	485,190
Issuance of common stock as repayment of principal and interest due (in shares)		17,299,029	0
Warrant modification costs	(1,797)
Issuance of stock options in exchange for services rendered								692,010
Issuance of stock (in shares)	2,000
Issuance of common stock as employee compensation	0	982	0	129,562	0	0	0	130,544
Issuance of common stock as employee compensation (in shares)	0	981,353	0
Preferred stock dividend paid	0	0	0	0	0	(376,746)	0	(376,746)
Stock-based compensation - officers stock options	0	0	0	602,384	0	0	0	602,384
Exercise of stock options for cash	0	1,500	0	29,800	0	0	0	31,300
Exercise of stock options for cash (in shares)	0	1,499,994	0					(1,299,994)
Exercise of additional investment rights	0	0	0	841,333	0	0	0	841,333
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(9,490,278)	0	(9,490,278)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(91,961)	(91,961)
Total Comprehensive Income (Loss)	0	0	0	0	0	(9,490,278)	(91,961)	(8,902,540)
Balance at Jul. 31, 2012	$ 0	$ 354,161	$ 0	$ 348,099,813	$ 0	$ (357,611,780)	$ 777,614	$ (8,380,191)
Balance (in shares) at Jul. 31, 2012	1,490	354,161,297	0